UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 8/04/11
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 121

Form 13F Information Table Value Total: $303,126 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

ACE Ltd                                  SHS         H0023R105    1,504      22,857                      22,857
Avago Technologies LTD                   SHS         Y0486S104    3,232      85,048                      85,048
ABB LTD                              SPONSORED ADR   000375204    2,731     105,258                     105,258
AT&T INC                                 COM         00206R102      288       9,177                       9,177
Acme Packet Inc                          COM         004764106    6,482      92,430                      92,430
Alexion Pharmaceuticals In               COM         015351109    2,188      46,517                      46,517
Amazon Com Inc                           COM         023135106    3,462      16,932                      16,932
American Express Co                      COM         025816109    4,352      84,172                      84,172
Ancestry Com Inc                         COM         032803108    4,770     115,235                     115,235
Apache Corp                              COM         037411105    3,109      25,197                      25,197
Apple Inc                                COM         037833100   10,321      30,746                      30,746
ARM Hldgs PLC                        SPONSORED ADR   042068106    6,101     214,596                     214,596
Aruba Networks Inc                       COM         043176106    2,875      97,307                      97,307
Baidu Inc                           SPON ADR REP A   056752108    6,618      47,231                      47,231
Banco Bilbao Vizcaya Argen           SPONSORED ADR   05946K101    1,371     116,742                     116,742
Bank of America Corporatio               COM         060505104      219      19,952                      19,952
Barclays BK PLC                    DJUBS CMDT ETN36  06738c778    1,482      31,383                      31,383
Barrick Gold Corp                        COM         067901108    4,457      98,406                      98,406
Becton Dickinson & Co                    COM         075887109    2,168      25,163                      25,163
Berkshire Hathaway Inc Del             CL B NEW      084670702    2,037      26,319                      26,319
Blackrock Inc                            COM         09247X101    2,030      10,581                      10,581
Bldrs Index Fds Tr                 EMER MK 50 ADR    09348R300    2,725      58,498                      58,498
Cavium Networks Inc                      COM         14965A101    1,882      43,180                      43,180
Cenovus Energy Inc                       COM         15135U109    2,293      60,897                      60,897
Centrais Eletricas Brasile          SPONSORED ADR    15234Q207    2,567     190,183                     190,183
Chevron Corp New                         COM         166764100      982       9,548                       9,548
Coach Inc                                COM         189754104    3,764      58,881                      58,881
ConocoPhillips                           COM         20825C104      646       8,596                       8,596
Ctrip Com Intl Ltd                 AMERICAN DEP SHS  22943F100    2,104      48,832                      48,832
Eaton Vance Mun BD FD II                 COM         27827K109      423      33,880                      33,880
Encana Corp                              COM         292505104    1,877      60,952                      60,952
Expeditors Intl Wash Inc                 COM         302130109    1,224      23,906                      23,906
Exxon Mobil Corp                         COM         30231G102    5,284      64,932                      64,932
FLIR Sys Inc                             COM         302445101    2,869      85,095                      85,095
First Solar Inc                          COM         336433107      377       2,852                       2,852
General Electric Co                      COM         369604103      611      32,416                      32,416
Global X FDS                        CHINA CONS ETF   37950E408      735      40,039                      40,039
Global X FDS                        BRAZIL MID CAP   37950E788      505      27,690                      27,690
Goldcorp Inc New                         COM         380956409    3,996      82,785                      82,785
Goldman Sachs Group Inc                  COM         38141G104      982       7,382                       7,382
Google Inc                              CL A         38259P508    1,971       3,893                       3,893
Green Mtn Coffee Roasters                COM         393122106    2,078      23,279                      23,279
HDFC Bank Ltd                      ADR REPS 3 SHS    40415F101    4,651      26,368                      26,368
ICICI Bk Ltd                             ADR         45104G104    2,942      59,676                      59,676
Imax Corp                                COM         45245E109    5,853     180,468                     180,468
Imperial Oil Ltd                       COM NEW       453038408    2,572      55,204                      55,204
Intuitive Surgical Inc                 COM NEW       46120E602    3,192       8,578                       8,578
IShares Tr                          S&P 500 INDEX    464287200    8,866      66,951                      66,951
IShares Tr                          BARCLY USAGG B   464287226    2,510      23,533                      23,533
IShares Tr                          MSCI EMERG MKT   464287234    6,158     129,366                     129,366
IShares Tr                            S&P500 GRW     464287309      328       4,714                       4,714
IShares Tr                          S&P 500 VALUE    464287408    3,568      57,547                      57,547
IShares Tr                          MSCI EAFE IDX    464287465    2,361      39,263                      39,263
IShares Tr                          S&P MC 400 GRW   464287606      555       5,000                       5,000
IShares Tr                          RUSL 3000 VALU   464287663    2,504      27,924                      27,924
IShares Tr                          S&P EURO PLUS    464287861    1,706      40,540                      40,540
IShares Tr                          S&P SMLCP GROW   464287887      612       7,617                       7,617
IShares Tr                         S&P NTL AMTFREE   464288414      621       6,000                       6,000
IShares Tr                          HIGH YLD CORP    464288513    1,998      21,878                      21,878
IShares Tr                         BARCLYS INTER CR  464288638    3,331      31,249                      31,249
IShares Tr                        BARCLYS 1-3 YR CR  464288646      688       6,551                       6,551
IShares Tr                          US PFD STK IDX   464288687    3,325      83,827                      83,827
Itau Unibanco Hldg SA              SPON ADR REP PFD  465562106    3,255     138,229                     138,229
JPMorgan Chase & Co                      COM         46625H100    3,574      87,296                      87,296
Johnson Ctls Inc                         COM         478366107    4,816     115,605                     115,605
KeyCorp NEW                              COM         493267108    2,170     260,468                     260,468
Kinder Morgan Energy Partn          UT LTD PARTNER   494550106      334       4,600                       4,600
Logmein Inc                              COM         54142L109    1,407      36,483                      36,483
Lululemon Athletica Inc                  COM         550021109    3,390      30,321                      30,321
Market Vectors ETF Tr               GOLD MINER ETF   57060U100    1,117      20,457                      20,457
Market Vectors ETF Tr                 RUSSIA ETF     57060U506    2,612      67,784                      67,784
Market Vectors ETF Tr               BRAZL SMCP ETF   57060U613    2,321      40,914                      40,914
Netflix Inc                              COM         64110L106    2,997      11,410                      11,410
New Oriental Ed & Tech Grp             SPON ADR      647581107    1,645      14,727                      14,727
Northern Oil & Gas Inc NEV               COM         665531109    1,280      57,770                      57,770
Nuveen Divid Advantage Mun               COM         67066v101      182      13,785                      13,785
Nuveen Mun Value Fd Inc                  COM         670928100      226      24,435                      24,435
OpenTable Inc                            COM         68372A104    2,640      31,761                      31,761
Oracle Corp                              COM         68389X105      441      13,407                      13,407
Petrohawk Energy Corp                    COM         716495106      935      37,884                      37,884
Pharmaceutical Hldrs Tr             DEPOSITRY RCPT   71712A206      603       8,500                       8,500
Pimco ETF Tr                       INTER MUN BD ST   72201R866    1,183      23,020                      23,020
Plum Creek Timber Co Inc                 COM         729251108      304       7,500                       7,500
Polypore Intl Inc                        COM         73179V103    2,170      31,993                      31,993
Powershares QQQ Trust                 UNIT SER 1     73935A104    1,203      21,095                      21,095
Powershares ETF Trust               HI YLD EQ DVDN   73935X302    2,470     280,318                     280,318
Powershares ETF Trust               INDL SECT PORT   73935X369    2,713      87,339                      87,339
Powershares ETF Trust                DYN OIL SVCS    73935X625    3,959     161,187                     161,187
Powershares ETF Trust               DYN NETWKG PRT   73935X815      717      25,340                      25,340
Powershares ETF Trust II            DWA EMRG MKTS    73936Q207      696      36,978                      36,978
Powershares ETF Trust II            GLOB GLD&P ETF   73936Q876    8,230     182,678                     182,678
Powershares Global ETF Tru         FDM HG YLD RAFI   73936t557      227      12,290                      12,290
Powershares Global ETF Tru          SOVEREIGN DEBT   73936T573    2,932     108,226                     108,226
Precision Drilling Corp                COM 2010      74022D308    4,640     323,121                     323,121
Procter & Gamble Co                      COM         742718109    1,035      16,274                      16,274
Rovi Corp                                COM         779376102    1,928      33,617                      33,617
Rydex ETF Trust                     FINANCIAL ETF    78355w858      209       7,532                       7,532
SPDR Gold Trust                        GOLD SHS      78463V107   20,593     141,045                     141,045
SPDR Index SHS FDS                  EURO STOXX 50    78463X202    2,944      72,516                      72,516
SPDR Series Trust                  BRCLYS CAP CONV   78464A359      566      13,638                      13,638
SPDR Series Trust                   DB INT GVT ETF   78464A490    1,402      22,648                      22,648
SPDR Series Trust                   S&P RETAIL ETF   78464A714      739      13,843                      13,843
SPDR Series Trust                   S&P OILGAS EXP   78464A730      461       7,842                       7,842
SPDR Series Trust                  S&P 400 MDCP GRW  78464A821      904      10,962                      10,962
Salesforce Com Inc                       COM         79466L302    3,246      21,786                      21,786
Schwab Charles Corp New                  COM         808513105      224      13,647                      13,647
Simon Ppty Group Inc NEW                 COM         828806109      323       2,776                       2,776
Solarwinds Inc                           COM         83416B109    3,282     125,544                     125,544
Southern CO                              COM         842587107      348       8,622                       8,622
Stericycle Inc                           COM         858912108    1,882      21,118                      21,118
Toronto Dominion BK ONT                COM NEW       891160509      336       3,952                       3,952
Urban Outfitters Inc                     COM         917047102    1,223      43,432                      43,432
Vanguard World FDS                  UTILITIES ETF    92204A876    1,653      22,966                      22,966
Vanguard Intl Equity Index        MSCI EMR MKT ETF   922042858    4,891     100,597                     100,597
Vanguard Intl Equity Index        MSCI EUROPE ETF    922042874      221       4,125                       4,125
Vanguard Index FDS                    REIT ETF       922908553    2,802      46,629                      46,629
Vanguard Index FDS                  EXTEND MKT ETF   922908652    3,299      56,436                      56,436
Visa Inc                               COM CL A      92826C839    2,727      32,370                      32,370
Volcano Corporation                      COM         928645100    2,261      70,029                      70,029
WisdomTree Trust                    EMERG MKTS ETF   97717W315    1,789      29,336                      29,336
Wright Express Corp                      COM         98233Q105    4,415      84,798                      84,798